Business segment information - Asset impairment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / MMBTU $ / bbl	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Asset impairment
Asset impairments recorded in operating income	$ (920)	$ (1,774)	$ (4,662)
Asset impairments recorded in net income, Group share	$ (465)	$ (1,595)	$ (3,884)
Period of global energy demand used in determining oil and gas price assumptions	20 years
Post-tax discount rate (as a percent)	7.00%	7.00%	7.00%
Low
Asset impairment
Pre-tax discount rate (as a percent)	7.00%
High
Asset impairment
Pre-tax discount rate (as a percent)	14.00%
Oil assets
Asset impairment
Commodity price assumption for 2019 (in 2018 constant dollars per barrel or million BTU) | $ / bbl	64
Commodity price assumption for 2025 (in 2018 constant dollars per barrel or million BTU) | $ / bbl	70
Commodity price assumption, long-term (in 2018 constant dollars per barrel or million BTU) | $ / bbl	50
Gas assets | Europe
Asset impairment
Commodity price assumption, long-term (in 2018 constant dollars per barrel or million BTU) | $ / MMBTU	6
Gas assets | United States
Asset impairment
Commodity price assumption, long-term (in 2018 constant dollars per barrel or million BTU) | $ / MMBTU	2.6
Exploration & Production
Asset impairment
Asset impairments recorded in operating income	$ (721)
Asset impairments recorded in net income, Group share	$ (530)
Exploration & Production | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)	1.00%
Impact on operating income from decrease in key assumption	$ 0
Impact on net income, Group share, from decrease in key assumption	$ 0
Reasonably possible increase in assumption (as a percent)	1.00%
Impact on operating income from increase in key assumption	$ (900)
Impact on net income, Group share, from increase in key assumption	$ (900)
Exploration & Production | Oil and gas prices
Asset impairment
Reasonably possible decrease in key assumption (as a percent)	10.00%
Impact on operating income from decrease in key assumption	$ (2,000)
Impact on net income, Group share, from decrease in key assumption	(1,600)
Exploration & Production | Assets already impaired in Canada and Congo | Oil and gas prices
Asset impairment
Impact on operating income from decrease in key assumption	(1,400)
Impact on net income, Group share, from decrease in key assumption	(800)
Integrated Gas, Renewables and Power
Asset impairment
Asset impairments recorded in operating income	(156)
Asset impairments recorded in net income, Group share	$ 105
Integrated Gas, Renewables and Power | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)	1.00%
Impact on operating income from decrease in key assumption	$ 100
Impact on net income, Group share, from decrease in key assumption	$ 100
Reasonably possible increase in assumption (as a percent)	1.00%
Impact on operating income from increase in key assumption	$ (900)
Impact on net income, Group share, from increase in key assumption	$ (900)
Integrated Gas, Renewables and Power | Oil and gas prices
Asset impairment
Reasonably possible decrease in key assumption (as a percent)	10.00%
Impact on operating income from decrease in key assumption	$ (1,100)
Impact on net income, Group share, from decrease in key assumption	(1,000)
Integrated Gas, Renewables and Power | Assets already impaired in Ichthys in Australia | Oil and gas prices
Asset impairment
Impact on operating income from decrease in key assumption	(1,100)
Impact on net income, Group share, from decrease in key assumption	(1,000)
Refining & Chemicals
Asset impairment
Asset impairments recorded in operating income	0
Asset impairments recorded in net income, Group share	0
Marketing & Services
Asset impairment
Asset impairments recorded in operating income	0
Asset impairments recorded in net income, Group share	$ 0